SCHEDULE OF COMPENSATION EXPENSES RECOGNIZED (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	¥ 12,251	¥ 13,373	¥ 55,250
Restricted Stock [Member] | Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	(545)	654	(5,158)
Restricted Stock [Member] | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	1,828	10,868	59,133
Restricted Stock [Member] | Selling and Marketing Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	10,968	1,851	1,275
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	2,053	8,865	52,212
Share-Based Payment Arrangement, Option [Member] | Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	55	1,006	(795)
Share-Based Payment Arrangement, Option [Member] | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	1,653	1,788	54,393
Share-Based Payment Arrangement, Option [Member] | Selling and Marketing Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	345	6,068	(765)
Share-Based Payment Arrangement, Option [Member] | Cost of Sales [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses		¥ 3	¥ (621)